Short-Term Bank Deposits - Additional information (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Restricted Deposits USD ($)	Mar. 31, 2013 Restricted Deposits INR
Deposits By Type [Line Items]
Short-term bank deposits, restricted deposit	$ 63	3,415	181	$ 54	2,964